LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE
Schedule of computation of basic and diluted net loss per ordinary share

	For the years ended December 31,
	2020	2021	2022
Net loss attributable to Kaixin Auto Holdings’ shareholders	$(166)	$(196,579)	$(84,706)

Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - basic and diluted, shares retroactively adjusted for the reverse acquisition on June 25, 2021)	74,035,502	114,416,353	200,167,152

Loss per share attributable to Kaixin Auto Holdings’ shareholders - basic and diluted	$(0.0022)	$(1.7181)	$(0.0004)